Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2023
Borrowings [abstract]
Disclosure of Interest-Bearing Loans and Borrowings from Credit Institutions

(EUR thousand)		As of March 31
Interest-bearing loans and borrowings from credit institutions	Note	2023	2022
Non-current financing - Senior debt facility		630,000	630,000
Capitalized financing fees		(4,704)	(6,446)
Revolving Credit Facility (RCF)		99,000	99,000
Supplemental Liquidity Facility (SLF)		61,324	—
Other bank loans		3,216	—
Bank overdraft		—	676
Total	17	788,836	723,230
Current portion		61,945	676
Non-current portion		726,891	722,554
Total	17	788,836	723,230

Schedule of Borrowings' Interest Conditions	The respective margins are dependent on the Total Net Leverage, which is calculated based on the Annual financial statements as per the below table.

Total Net Leverage	Term Loan	Revolving Credit Facility
> 4.00x	2.75%	2.50%
≤ 4.00x > 3.50x	2.25%	2.00%
≤ 3.50x > 3.00x	2.00%	1.75%
≤ 3.00x > 2.50x	1.75%	1.50%
≤ 2.50x > 2.00x	1.50%	1.25%
≤ 2.00x > 1.50x	1.25%	1.00%
≤ 1.50x	1.00%	0.75%

Schedule of Security Pledges

(EUR thousand)		As of March 31
Security	Note	2023	2022
Pledge of shares of consolidated companies (net equity in subsidiaries)		148,137	163,029
Pledge of trade receivables, other current receivables, prepaid expenses and income tax receivable	18, 19, 20	46,321	48,617
Pledge of cash in hand	21	11,470	6,913